RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT - Additional Information (Details) - USD ($)	Jan. 23, 2023	Nov. 16, 2022
PRIVETERRA ACQUISITION CORP.
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT
Deferred underwriting commission	$ 4,636,800	$ 3,767,400